SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Additional Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUTING POLICIES [Abstract]
Capitalized software amortization	$ 22	$ 21	$ 18
Performance period for performance awards	3 years
Additional compensation expense, target cap	150.00%
Minimum actuarial gains amortized to pension expense	5.00%
Allowance for doubtful accounts, net of tax	3	5
Provision for doubtful accounts	0	0	3
Non-customer receivables	15	13
New packaging development and design costs	12	10	10
New packaging development and design costs in cost of products sold	$ 12	$ 10	$ 10